Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Amount

2014	$105,643
2015	90,225
Total	$195,868

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year ending December 31,	Principal	Interest	Total
2014	$3,951	$125	$4,076
	$3,951	$125	$4,076